S000057702 [Member] Investment Objectives and Goals - Franklin ClearBridge Enhanced Income ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN CLEARBRIDGE ENHANCED INCOME ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Franklin ClearBridge Enhanced Income ETF (the “fund”) seeks to provide income and long-term capital appreciation.